Investment in subsidiaries (Tables)	6 Months Ended
Sep. 30, 2020
Investment in subsidiaries
Schedule of aggregate cash consideration in respect of purchase of interests in subsidiaries, net of cash acquired

	Six months ended 30 September
	2020	2019
	€m	€m
Cash consideration paid
Other acquisitions	136	29
European Liberty Global assets	—	10,295
Net cash acquired	—	(122)
	136	10,202

Schedule of purchase price allocation

31 March 2020
Fair value
€m
Net assets acquired
Identifiable intangible assets[1]	5,818
Property, plant and equipment[2]	4,737
Inventory	2
Trade and other receivables	856
Other investments	2
Cash and cash equivalents	109
Current and deferred taxation	(1,904)
Short and long-term borrowings	(9,527)
Trade and other payables	(1,066)
Post employment benefits	(40)
Provisions	(178)
Net identifiable liabilities acquired	(1,191)
Goodwill[3]	11,504
Total consideration[4]	10,313

Notes:

1.	Identifiable intangible assets of €5,818 million consisted of customer relationships of €5,569 million, brand of €71 million and software of €178 million.
2.	Includes Right-of-use assets.
3.	The goodwill is attributable to future profits expected to be generated from new customers and the synergies expected to arise after the Group’s acquisition of the businesses.
4.	Transaction costs of €58 million were charged in the Group’s consolidated income statement in the six months ended 30 September 2019.

Schedule of net assets disposed and the resulting net gain on disposal

31 March 2020
€m
Goodwill	(243)
Other intangible assets	(155)
Property, plant and equipment[1]	(783)
Inventory	(29)
Trade and other receivables	(244)
Investments in associates and joint ventures	(4)
Current and deferred taxation	(11)
Short and long-term borrowings	215
Trade and other payables	261
Provisions	35
Net assets disposed	(958)
Net cash proceeds arising from the transaction	2,023
Other effects[2]	13
Net gain on transaction[3]	1,078

Notes:

1.	Includes Right-of-use assets.
2.	Includes €59 million of recycled foreign exchange losses.
3.	Recorded within Other income in the Consolidated income statement..